Supplement to the current prospectus

MFS(R) Strategic Value Fund

Effective March 19, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:


Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. The portfolio manager is primarily responsible for the day-to-day management of the fund.

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Portfolio Manager   Primary Role     Since    Title and Five Year History
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Kenneth J. Enright  Portfolio        1998    Senior Vice President of MFS;
                    Manager employed in the investment management area of MFS since
                                             1986.
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                 The date of this supplement is March 21, 2007.